Long-term Employee Benefits - Schedule of Expected Benefit Payments (Detail) - Successor [Member] $ in Millions	Dec. 31, 2014 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 34.8
2016	27.1
2017	29.8
2018	31.0
2019	37.6
2020-2024	180.3
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	0.0
2016	0.1
2017	0.0
2018	0.0
2019	0.0
2020-2024	$ 0.0